Reverse Merger (Details) $ / shares in Units, $ in Thousands					12 Months Ended
		Aug. 31, 2024 shares	Aug. 14, 2024 USD ($) shares	Aug. 13, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Feb. 13, 2025 USD ($)	Jun. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)
Reverse Merger [Line Items]
Aggregate purchase price (in Dollars) | $								$ 1,500
PIPE financing (in Dollars) | $			$ 500
Common stock share authorized					500,000,000	18,858,216	500,000,000
Common stock par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Share authorized				50,000,000
Preferred stock par value (in Dollars per share) | $ / shares				$ 0.0001
Common stock, voting right for each share held					1
Preferred stock issue						8,048,573
Preferred stock outstanding
Aggregate share					3,335,864
Gross proceeds (in Dollars) | $					$ 5,268
Common stock, share outstanding					1,714,792	166,793	2,061,779
Bolt Threads, Inc. (“Legacy Bolt”) [Member]
Reverse Merger [Line Items]
Reserve capitalization				0.29489
Transaction costs (in Dollars) | $				$ 11,600
Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger [Line Items]
Common stock, share outstanding	[1]				32,315,550
Golden Arrow Merger Corp. (“GAMC”) [Member] | Public Placement Warrant and Private Placement Warrant [Member]
Reverse Merger [Line Items]
Warrant to purchase				1
Convertible Debt [Member] | Second Bridge Convertible Note [Member]
Reverse Merger [Line Items]
Convertible notes (in Dollars) | $										$ 5,000
Convertible Debt [Member] | Third Bridge Convertible Note [Member]
Reverse Merger [Line Items]
Convertible notes (in Dollars) | $									$ 17,700
PIPE Subscribers [Member]
Reverse Merger [Line Items]
Purchase price (in Dollars per share) | $ / shares				$ 10
Aggregate purchase price (in Dollars) | $				$ 27,900
Gross proceeds (in Dollars) | $			$ 4,700
The Sponsor [Member]
Reverse Merger [Line Items]
Purchase price (in Dollars per share) | $ / shares				$ 10
Aggregate purchase price (in Dollars) | $				$ 8,000
Common Stock [Member]
Reverse Merger [Line Items]
Common stock share authorized					500,000,000	18,858,216
Common stock par value (in Dollars per share) | $ / shares					$ 0.0001
Common stock, share outstanding					1,714,792
Common Stock [Member] | Bolt Threads, Inc. (“Legacy Bolt”) [Member]
Reverse Merger [Line Items]
Common stock share authorized				500,000,000
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001
Aggregate share				1,159,192
Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger [Line Items]
Common stock, voting right for each share held				1
Common Stock [Member] | Merger [Member]
Reverse Merger [Line Items]
Common stock, share outstanding					1,616,355
Class A Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger [Line Items]
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001
Reserve capitalization				one-for-one
Class B Common Stock [Member] | Golden Arrow Merger Corp. (“GAMC”) [Member]
Reverse Merger [Line Items]
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001
Reserve capitalization				one-for-one
Private Placement [Member] | PIPE Subscribers [Member]
Reverse Merger [Line Items]
Purchase of private placement		2,787,457
PIPE subscribers purchased			23,506
Private Placement [Member] | The Sponsor [Member]
Reverse Merger [Line Items]
Purchase of private placement		800,000

[1]	Presented without giving effect to the Reverse Stock Split. After giving effect to the 1-for-20 Reverse Stock Split discussed in Note 1, the total shares of the Company's Common stock outstanding immediately after the Merger was 1,616,355.